SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions		4 Months Ended	31 Months Ended
	Feb. 28, 2018	Apr. 16, 2018	Apr. 16, 2018
Subsequent events:
Dividend declared (in dollars per share)	$ 0.05
Golar Partners
Subsequent events:
Cash distribution per share (in dollars per share)	$ 0.58
Proceeds from dividends	$ 13.1
FLNG Hilli facility | Secured Debt
Subsequent events:
Line of credit facility, total amount borrowed		$ 115.0	$ 640.0